Vanguard® Materials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Chemicals (55.9%)
	Linde plc	1,433,127	660,657
	Sherwin-Williams Co.	719,234	285,824
	Air Products & Chemicals Inc.	667,227	223,074
	Ecolab Inc.	768,599	191,204
	Corteva Inc.	2,077,588	129,309
	DuPont de Nemours Inc.	1,253,009	104,739
	Dow Inc.	2,103,798	93,009
	PPG Industries Inc.	699,579	87,007
	International Flavors & Fragrances Inc.	767,405	70,110
	LyondellBasell Industries NV Class A	780,644	65,059
	RPM International Inc.	386,275	53,607
	CF Industries Holdings Inc.	541,463	48,548
	Eastman Chemical Co.	350,612	36,716
	Albemarle Corp.	305,546	32,907
*	Axalta Coating Systems Ltd.	658,113	26,627
	Mosaic Co.	956,323	25,304
	Celanese Corp.	327,966	24,010
	FMC Corp.	374,695	22,141
	Element Solutions Inc.	690,773	19,811
	Cabot Corp.	164,634	18,047
	Balchem Corp.	97,448	17,591
*	Arcadium Lithium plc	3,231,109	16,963
	Olin Corp.	352,267	15,003
	Westlake Corp.	115,948	14,888
	Avient Corp.	273,649	14,025
	NewMarket Corp.	24,509	13,077
	HB Fuller Co.	163,719	12,588
	Ashland Inc.	138,992	10,850
	Scotts Miracle-Gro Co.	127,805	9,853
	Chemours Co.	447,395	9,726
	Huntsman Corp.	492,773	9,649
	Innospec Inc.	74,817	8,874
	Sensient Technologies Corp.	108,284	8,407
	Hawkins Inc.	59,605	8,018
	Minerals Technologies Inc.	96,406	7,864
	Quaker Chemical Corp.	43,137	6,803
*	Perimeter Solutions Inc.	415,041	5,313
*	Ingevity Corp.	109,000	5,294
	Stepan Co.	67,779	5,212
*,1	PureCycle Technologies Inc.	363,839	4,837
	Tronox Holdings plc	357,199	4,322
	Orion SA	174,640	3,217
*	Aspen Aerogels Inc.	196,431	2,907
*	Ecovyst Inc.	331,929	2,639
	AdvanSix Inc.	80,208	2,604
	Koppers Holdings Inc.	61,544	2,367
	Mativ Holdings Inc.	163,344	2,148
*	LSB Industries Inc.	148,723	1,313
*	Intrepid Potash Inc.	31,949	866
	Kronos Worldwide Inc.	69,068	781
*,1	Ginkgo Bioworks Holdings Inc.	87,780	764
*	Origin Materials Inc.	412,995	512
	American Vanguard Corp.	74,851	450
	Trinseo plc	74,615	323
*,1	Danimer Scientific Inc.	7,696	50
			2,447,808
Construction Materials (11.5%)
	CRH plc	2,049,066	209,558
	Vulcan Materials Co.	396,280	114,180

Vanguard® Materials Index Fund
		Shares	Market Value ($000)
	Martin Marietta Materials Inc.	183,396	110,038
	Eagle Materials Inc.	100,867	31,160
*	Summit Materials Inc. Class A	369,190	18,806
*	Knife River Corp.	161,573	16,723
	United States Lime & Minerals Inc.	34,447	5,270
			505,735
Containers & Packaging (12.5%)
	Smurfit WestRock plc	1,560,491	85,858
	Packaging Corp. of America	269,610	67,093
	International Paper Co.	990,059	58,245
	Ball Corp.	910,176	56,577
	Avery Dennison Corp.	241,690	49,776
	Amcor plc	4,338,428	46,161
	AptarGroup Inc.	199,347	34,479
	Crown Holdings Inc.	362,362	33,370
	Graphic Packaging Holding Co.	900,638	27,100
	Berry Global Group Inc.	343,950	24,871
	Sealed Air Corp.	437,777	16,023
	Sonoco Products Co.	295,236	15,317
	Silgan Holdings Inc.	256,663	14,766
*	O-I Glass Inc.	465,111	5,860
	Greif Inc. Class A	73,646	5,231
	TriMas Corp.	103,592	2,737
	Pactiv Evergreen Inc.	134,003	1,818
	Myers Industries Inc.	94,077	1,091
*	Ranpak Holdings Corp.	131,578	1,025
			547,398
Metals & Mining (19.0%)
	Freeport-McMoRan Inc.	4,312,239	190,601
	Newmont Corp. (XNYS)	3,432,520	143,960
	Nucor Corp.	712,284	110,183
	Steel Dynamics Inc.	439,898	63,904
	Reliance Inc.	165,103	53,038
	Alcoa Corp.	774,835	35,976
	Carpenter Technology Corp.	142,349	27,621
	United States Steel Corp.	674,956	27,518
*	ATI Inc.	373,517	22,475
	Royal Gold Inc.	147,157	21,523
	Commercial Metals Co.	345,044	21,286
*	Cleveland-Cliffs Inc.	1,480,362	18,431
	Warrior Met Coal Inc.	156,949	11,037
	Hecla Mining Co.	1,792,285	9,893
	Arch Resources Inc.	54,454	9,362
	Alpha Metallurgical Resources Inc.	33,271	8,170
*,1	MP Materials Corp.	372,670	7,852
*	Coeur Mining Inc.	1,200,782	7,757
	Materion Corp.	62,294	7,202
	Worthington Steel Inc.	98,083	4,398
	Kaiser Aluminum Corp.	48,254	3,922
*	Century Aluminum Co.	166,719	3,806
	SunCoke Energy Inc.	253,246	3,155
	Ryerson Holding Corp.	89,434	2,299
*	Ivanhoe Electric Inc.	234,635	2,231
*	Metallus Inc.	117,034	1,951
*	Gatos Silver Inc.	125,255	1,936
	Compass Minerals International Inc.	106,173	1,638
	Radius Recycling Inc.	80,052	1,587
	Olympic Steel Inc.	30,249	1,279
*	Perpetua Resources Corp.	125,720	1,198
*	McEwen Mining Inc.	134,871	1,128
	Ramaco Resources Inc. Class A	85,802	1,094
*,1	Piedmont Lithium Inc.	55,783	701
*	5e Advanced Materials Inc.	33,701	15
			830,127
Paper & Forest Products (0.8%)
	Louisiana-Pacific Corp.	189,881	22,444
	Sylvamo Corp.	104,816	9,674
*	Magnera Corp.	104,630	2,143
*	Clearwater Paper Corp.	49,715	1,348

Vanguard® Materials Index Fund
		Shares	Market Value ($000)
	Mercer International Inc.	119,807	739
			36,348
Total Common Stocks (Cost $3,732,232)			4,367,416
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.651% (Cost $14,893)	148,951	14,894
Total Investments (100.1%) (Cost $3,747,125)			4,382,310
Other Assets and Liabilities—Net (-0.1%)			(2,585)
Net Assets (100.0%)			4,379,725
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,600,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,917,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Albemarle Corp.	1/31/25	CITNA	5,062	(4.648)	—	(17)
Royal Gold Inc.	8/29/25	BANA	7,313	(4.648)	—	(27)
					—	(44)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $708,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard® Materials Index Fund
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,367,416	—	—	4,367,416
Temporary Cash Investments	14,894	—	—	14,894
Total	4,382,310	—	—	4,382,310
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(44)	—	(44)